Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have a formal policy regarding the timing of awards of option awards in relation to our disclosure of material nonpublic information. However, our historic practice is to grant option awards three trading days following the release of material nonpublic information in order to prevent the release of such information from affecting the value of executive compensation If in the future we determine to grant new awards of options, stock appreciation rights, or similar option-like instruments, we will consider establishing a policy regarding the timing of such awards in relation to the disclosure of material non-public information, and the Board will evaluate the appropriate steps to take in relation to the foregoing.